Leases - Schedule of Leases (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Assets
Finance lease, right-of-use assets, net	$ 489,951	$ 622,075
Operating lease, right-of-use assets, net	912,855	126,372
Total right-of-use asset	1,402,806	748,447
Current:
Finance lease liabilities	193,092	308,125
Operating lease liabilities	374,248	115,945
Current lease liabilities	567,340	424,070
Non-current:
Finance lease liabilities	89,420	216,430
Operating lease liabilities	545,144
Non-current lease liabilities	634,564	216,430
Total lease liabilities	1,201,904	640,500
Finance lease cost:
Interest on lease liabilities (per ASC 842)	15,394	25,559	$ 21,868
Operating lease cost:
Operating lease expense (per ASC 842)	330,381	159,889	147,741
Total lease expense	345,776	185,448	169,609
Lease income relating to operating lease	$ 337,826	$ 226,500	$ 116,150